Taxes (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Federal
Current
Deferred	1,961,982	(1,020,907)
State and Local
Current
Deferred	342,770	(178,358)
Change in valuation allowance	(2,304,752)	1,199,265
Income tax provision (benefit)